Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Inventories

Million US dollar	31 December 2025	31 December 2024

Prepayments	133	79
Raw materials and consumables	2 948	2 854
Work in progress	479	508
Finished goods	1 382	1 407
Goods purchased for resale	165	171
Inventories	5 107	5 019

Inventories other than work in progress
Inventories stated at net realizable value	264	259